Schedule of Bank and Other Borrowings (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024		Dec. 31, 2023		Dec. 07, 2023	Sep. 07, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Principal amount					$ 1,000,000	$ 1,000,000
Total loans payable	$ 219,224		$ 785,315				$ 661,715
Loans payable current	(109,100)		(135,970)				(67,681)
Loans payable non current	$ 110,124		$ 649,345				594,034
Bank And Other Borrowings One [Member]
Short-Term Debt [Line Items]
Initiation date	May 13, 2020	[1]	May 13, 2020	[2]
Principal amount	$ 500,000	[1]	$ 500,000	[2]
Maturity date	Apr. 13, 2050	[1]	Apr. 13, 2050	[2]
Fixed interest rate	3.75%	[1]	3.75%	[2]
Total loans payable		[1]	$ 488,961	[2]			499,650	[2]
Bank And Other Borrowings Two [Member]
Short-Term Debt [Line Items]
Initiation date	May 17, 2022	[3]	May 17, 2022	[2]
Principal amount	$ 25,050	[3]	$ 25,050	[4]
Maturity date	Aug. 01, 2025	[3]	Aug. 01, 2025	[4]
Fixed interest rate	5.50%	[3]	5.50%	[4]
Total loans payable	$ 7,452	[3]	$ 13,975	[4]			23,431	[4]
Bank And Other Borrowings Three [Member]
Short-Term Debt [Line Items]
Initiation date	Sep. 09, 2022	[5]	Sep. 09, 2022	[2]
Principal amount	$ 150,000	[5]	$ 150,000	[6]
Maturity date	Sep. 09, 2025	[5]	Sep. 09, 2025	[6]
Fixed interest rate	6.75%	[5]	6.75%	[6]
Total loans payable	$ 53,461	[5]	$ 91,202	[6]			138,634	[6]
Bank And Other Borrowings Four [Member]
Short-Term Debt [Line Items]
Initiation date	Aug. 01, 2023	[7]	Aug. 01, 2023	[2]
Principal amount	$ 87,199	[7]	$ 87,199	[8]
Maturity date	Jul. 01, 2031	[7]	Jul. 01, 2031	[8]
Fixed interest rate	6.50%	[7]	6.50%	[8]
Total loans payable	$ 68,327	[7]	$ 74,089	[8]				[8]
Bank And Other Borrowings Five [Member]
Short-Term Debt [Line Items]
Initiation date	Nov. 13, 2023	[9]	Nov. 13, 2023	[2]
Principal amount	$ 120,000	[9]	$ 120,000	[10]
Maturity date	Nov. 13, 2026	[9]	Nov. 13, 2026	[10]
Fixed interest rate	9.25%	[9]	9.25%	[10]
Total loans payable	$ 89,984	[9]	$ 117,088	[9],[10]				[10]

[1]	Loan #1 is guaranteed by Cheung Chi Ping (“Mr. Cheung”), director of the Company, and Chrome I and secured by all intangible and tangible personal property of Mr. Cheung.
[2]	Loan #1 is guaranteed by Cheung Chi Ping (“Mr. Cheung”), director of the Company, and Chrome I and secured by all intangible and tangible personal property of Mr. Cheung.
[3]	Loan #2 is secured by the land of the golf course of the Company.
[4]	Loan #2 is secured by the land of the golf course of the Company.
[5]	Loan #3 is secured by the buildings of the golf clubs of the Company.
[6]	Loan #3 is secured by the buildings of the golf clubs of the Company.
[7]	Loan #4 is secured by the golf course and repayable in eight years
[8]	Loan #4 is secured by the golf course and repayable in eight years
[9]	Loan #5 is secured by the land and building of the golf clubs of the Company.
[10]	Loan #5 is unsecured.